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
Supplement No. 1                                 Prospectus
dated May 1, 2000 to                                dated                                     For
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                                                March 1, 2000               State Street Research Government Income Fund
                                                                            State Street Research Strategic Income Plus Fund
                                                                            State Street Research International Equity Fund

                                                March 20, 2000              State Street Research Mid-Cap Growth Fund
Supplement No. 2
Dated May 1, 2000                               December 12, 1999           State Street Research Health Sciences Fund
(supplanting Supplement No. 1
dated February 1, 2000) to
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                                                February 1, 2000            State Street Research Emerging Growth Fund
                                                                            State Street Research Aurora Fund
Supplement No. 2
Dated May 1, 2000
(supplanting Supplement No. 1
dated November 18, 1999) to
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                                                July 1, 1999                State Street Research IntelliQuant Portfolios:
                                                                            Small-Cap Value

                                                July 15, 1999               State Street Research High Income Fund

                                                September 1, 1999           State Street Research Galileo Fund
                                                                            State Street Research Legacy Fund
                                                                            State Street Research Strategic Income Fund

                                                November 1, 1999            State Street Research Alpha Fund
                                                                            State Street Research Argo Fund
                                                                            State Street Research Global Resources Fund
                                                                            State Street Research Athletes Fund
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

Rule 12b-1 Plan for Class A Shares
The fund's Rule 12b-1 plan of distribution has been amended to allow the fund to increase its Rule 12b-1 fees on Class A shares. These fees are used to pay for service, distribution and marketing expenses related to Class A shares of the fund. The fee, formerly 25 basis points (0.25% or .0025), has been increased to 30 basis points (0.30% or .0030) of the net assets attributable to Class A shares. The fund's Trustees may increase the current fees for Class A shares at any time, provided that the fees do not exceed a maximum of 40 basis points (0.40% or .0040).

Accordingly, the table captioned "Annual Fund Operating Expenses" under the heading "Investor Expenses" in the prospectus is hereby amended as follows for Class A shares:

                                                                CLASS A
                                                                -------
       Service/distribution (12b-1) fees                        0.30%**
     **The Trustees may increase the current fee shown for Class A shares at any time, provided that the fees do not exceed a maximum of 0.40%.

Also, the figure shown in the table as "Total annual fund operating expenses" for Class A shares should be increased by 5 basis points (0.05%). This increased level of operating expenses should be taken into consideration when using the Example at the bottom of the table to compare the costs of the fund with other funds.

In addition, the third bullet point under the caption "Class A -- Front Load" under the heading "Your Investment" in the prospectus is hereby amended as follows:
     * Lower annual expenses than Class B(1) or Class C shares because of lower service/distribution (12b-1) fee of up to 0.40%



                                                                   SSR-1457-0400
                                                  Control Number:(exp0301)SSR-LD

                       Supplement No. 1 dated May 1, 2000
                                       to
                    Statement of Additional Information dated
                                  July 15, 1999
                                       for
                     State Street Research High Income Fund
                 A Series of State Street Research Income Trust


The changes described below apply only to State Street Research High Income
Fund.

Appendix C -- Distribution of Shares of the Fund

     The fifth paragraph under the caption "Distribution of Shares of the Fund" in Appendix C at page C-2 of the Statement of Additional Information ("SAI") is hereby revised in its entirety as follows:

          "Under the General Distribution Plan, the High Income Fund provides the Distributor with a service fee at an annual rate of 0.25% on the average daily net assets of Class A, Class B and Class C shares. The High Income Fund also provides a distribution fee at an annual rate of (i) up to 0.15% on the average daily net assets of Class A shares, and (ii) 0.75% on the average daily net assets of Class B and Class C shares. The service and distribution fees are used to cover personal services and/or the maintenance of shareholder accounts provided by the Distributor, brokers, dealers, financial professionals or others, and sales, promotional and marketing activities relating to the respective classes."

Purchase and Redemption of Shares

     The table under the caption "Purchase and Redemption of Shares" at page II-24 of the SAI is revised, in part, as follows with respect to Class A shares:

                                     Class A
                                     -------
Rule 12b-1 Distribution
Fee

      Paid by Fund to               Up to 0.15%
      Distributor                   each year

      Paid by Distributor           Up to 0.15%
      to Financial                  each year
      Professional


CONTROL NUMBER:  (exp0800)SSR-LD                            SSR-________________